Climate change and energy transition - Carbon cost forecast (Details) - $ / Tonne	12 Months Ended
	Dec. 31, 2050	Dec. 31, 2040	Dec. 31, 2035	Dec. 31, 2030	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2022
Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)							125
Shell mid-price | Forecast
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	125	104	94	84	73	121
IEA NZE50 | Forecast
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	266	205	177	149	112	97